Unit-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1.3	$ 1.5
Restricted unit-based compensation granted to Partnership's employee	31,961	36,878
Restricted units, vesting period			3 years
Restricted units expense			1.0	1.0	0
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	9,521			7,362	1,263
Aggregate value of units issued	$ 0.4